20. PAYMENT TO SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2017
Payment To Shareholders Tables
Deliberate and paid dividends

The following table shows the history of deliberate and paid dividends:

Approval		Payment
Approval Year	Dividends	Payment Year	Dividends
2014	700,000	2014	424,939
	-	2015	274,917
2015	275,000	2015	274,918
2016 (*)		2016	53
2017 (*)		2017
Total approved	975,000	Total paid	974,827

 (*) There is no dividend deliberation on the year of 2016 and 2017.